NET INCOME (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 12, 2024	Jul. 11, 2024	Mar. 15, 2023
NET INCOME (LOSS) PER SHARE
Preferred stock, reduction		$ 43,656		$ 43,656	$ 43,656
Net loss	$ 6,169	$ 204	$ 18,103	$ 17,197	$ 20,823	$ 13,036
NCNV preferred stock
NET INCOME (LOSS) PER SHARE
Issue price per share							$ 600	$ 1,000	$ 600